JPMorgan Hedged Equity 2 Fund Average Annual Total Returns - A C I Shares [Member]		12 Months Ended	58 Months Ended	60 Months Ended	88 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.55%	14.42%	14.25%
ICE BOFA 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.18%	3.29%	3.18%	2.66%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		1.78%	6.55%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		5.88%	7.21%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		7.70%	8.02%
Performance Inception Date	Feb. 26, 2021
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.54%	7.49%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.67%	6.17%